Debt and Interest Expense - Scheduled Maturities Table (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
2019	$ 928
2020	0
2021	1,177
2022	670
2023	220
Western Gas Partners LP [Member]
Debt Instrument [Line Items]
2019	0
2020	0
2021	500
2022	670
2023	220
Western Gas Equity Partners, LP excluding WES [Member]
Debt Instrument [Line Items]
2019	28	[1]
2020	0	[1]
2021	0	[1]
2022	0	[1]
2023	0	[1]
Anadarko Excluding WES and WGP [Member]
Debt Instrument [Line Items]
2019	900	[2]
2020	0	[2]
2021	677	[2]
2022	0	[2]
2023	$ 0	[2]

[1]	Excludes WES.
[2]	Excludes WES and WGP